Financial Assets	12 Months Ended
Dec. 31, 2018
Financial Assets
Financial Assets

(11)    Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Non-current derivatives (see note 30)	—	8,338
Financial investments in shares with stock market (a)	7	38,708
Total Non-current financial assets measured at fair value	7	47,046

Non-current guarantee deposits	5,566	4,820
Other non-current financial assets	1,908	1,346
Non-current loans to related parties (see note 31)	82,969	—
Non-current loans to EEAA (c) (see note 31)	17,151	16,677
Total Non-current financial assets measured at amortized cost	107,594	22,843

Details of other current financial assets on the consolidated balance sheet at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Current derivatives (b) (see note 30)	19,934	—
Total Non-current financial assets measured at fair value	19,934	—

	Thousands of Euros
	31/12/2018	31/12/2017
Deposits and guarantees	822	702
Current loans to third parties	56	59
Current loans to associates (c) (see note 31)	33,153	9,977
Total other current financial assets	34,031	10,738

(a)Financial investments in quoted shares

Within the framework of its integrated R & D & I strategy, which assesses the adequacy of the various projects, Grifols made the decision to divest in TiGenix and participated in the takeover bid by Takeda in the first half of 2018. Divestment has generated a cash inflow of Euros 70.1 million and a positive impact on the consolidated profit of Euros 32 million (see note 26).

(b)Current derivatives

At 31 December 2018, current derivatives correspond to the purchase options described below:

•

Option to purchase the non-acquired shares of Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC. The purchase option may be exercised by the Group by written notification at any time between 1 February 2019 and 30 April 2019 (see note 30).

•	Option to purchase Biotest Pharmaceuticals Corporation over two donation centers of ADMA Centers. The execution of the purchase option was executed on 1 January 2019 (see note 30).

(c)Non-current loans to EEAA

On 2 October 2017 the Group’s subsidiary Grifols Diagnostic Solutions, Inc. granted a loan to Singulex Inc. of US Dollars 20,000 thousand (Euros 16,676 thousand), that bear at an interest rate of 5% and mature on 19 September 2019. In the first half of 2018, the Group made an additional contribution amounting to US Dollars 12,339 (Euros 11,063 thousand). The Group owns 19.33% of the common stock of Singulex Inc.

On 8 February 2017, the subsidiary Grifols Worldwide Operations granted a loan of US Dollars 11,000 thousand (Euros 10,809 thousand) to Interstate Blood Bank Inc, with interest at a rate of 4% and due on 6 February 2022. The Group owns 49.19 % of the capital of Interstate Blood Bank Inc.